Financial instruments (Details 2) $ in Thousands, $ in Thousands	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 4,857		$ 3,694		$ 2,716	$ 12,965
Restricted cash			3
Accounts receivable	5,635		4,659
Other assets	63		57
Accounts payable and accrued liabilities	(7,128)		(6,668)
Current portion of royalty obligation	(179)		(423)
Current portion of acquisition payable	(677)		(634)
Current portion of contingent consideration			(293)
Income taxes payable	(60)		(114)
Current portion of lease obligation	(346)		(380)
Royalty obligation			(65)
Acquisition payable			(591)
Contingent consideration			(40)
Lease obligation	$ (849)		$ (1,169)
U.S. dollar currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents		$ 3,592		$ 2,854
Restricted cash		0		2
Accounts receivable		4,079		3,657
Other assets		47		45
Accounts payable and accrued liabilities		(4,307)		(3,669)
Current portion of royalty obligation		(132)		(334)
Current portion of acquisition payable		(500)		(500)
Holdback payable		0		0
Current portion of contingent consideration		0		(231)
Income taxes payable		(44)		(114)
Current portion of lease obligation		(92)		(80)
Royalty obligation		0		(51)
Acquisition payable		0		(466)
Contingent consideration		0		(32)
Lease obligation		(246)		(291)
Other long-term liability		$ 2,395		$ 790